CONSOLIDATED STATEMENT OF FINANCIAL POSITION - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 597,081,675	$ 265,568,125
Other financial assets	45,657,992	23,851,496
Other non-financial assets	22,037,741	29,330,418
Trade and other current receivables	445,263,536	372,995,729
Accounts receivable from related parties	6,204,099	5,307,264
Inventories	480,799,534	353,427,061
Biological assets	16,180,293	12,546,705
Current tax assets	46,707,525	26,062,856
Total current assets other than non-current assets of disposal groups classified as held for sale	1,659,932,395	1,089,089,654
Non-current assets of disposal groups classified as held for sale	2,016,037	2,282,720
Total Non-current assets of disposal groups classified as held for sale	2,016,037	2,282,720
Total current assets	1,661,948,432	1,091,372,374
Non-current assets
Other financial assets	37,054,245	31,252,095
Other non-financial assets	12,613,444	8,266,355
Trade and other non-current receivables	3,941,760	3,801,244
Accounts receivable from related parties	42,506	104,197
Investments accounted for using equity method	140,926,012	138,114,480
Intangible assets other than goodwill	172,389,672	151,943,693
Goodwill	136,969,434	131,172,835
Property, plant and equipment (net)	1,356,846,302	1,222,261,454
Investment property	10,283,994	9,551,614
Right of use assets	34,865,971	28,335,983
Deferred tax assets	27,197,207	30,571,219
Non-current tax assets	0	3,094
Total non-current assets	1,933,130,547	1,755,378,263
Total Assets	3,595,078,979	2,846,750,637
Current liabilities
Other financial liabilities	185,879,251	101,426,359
Current lease liabilities	9,120,616	6,152,361
Trade and other current payables	491,315,277	515,522,729
Accounts payable to related parties	34,282,408	26,208,319
Other current provisions	2,656,140	2,544,973
Current tax liabilities	9,064,074	35,066,792
Provisions for employee benefits	43,184,275	50,677,101
Other non-financial liabilities	21,650,379	43,516,630
Total current liabilities	797,152,420	781,115,264
Non-current liabilities
Other financial liabilities	1,175,706,699	458,269,843
Non-current lease liabilities	31,306,552	29,009,023
Trade and other non-current payables	20,945	29,457
Other non-current provisions	379,958	451,079
Deferred tax liabilities	112,699,828	118,085,671
Provisions for employee benefits	41,843,524	34,274,997
Total non-current liabilities	1,361,957,506	640,120,070
Total liabilities	2,159,109,926	1,421,235,334
Equity attributable to equity holders of the parent
Paid-in capital	562,693,346	562,693,346
Other reserves	(90,712,471)	(87,255,912)
Retained earnings	843,045,191	832,180,798
Total equity attributable to equity holders of the parent	1,315,026,066	1,307,618,232
Non-controlling interests	120,942,987	117,897,071
Total Shareholders' Equity	1,435,969,053	1,425,515,303
Total Liabilities and Shareholders' Equity	$ 3,595,078,979	$ 2,846,750,637